Investment Risks	Jan. 28, 2026
Miller Value Partners Appreciation ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. The value of a particular security may decline due to factors that affect a particular industry or industries, such as an increase in production costs, competitive conditions or labor shortages; or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Miller Value Partners Appreciation ETF | Large Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Capitalization Company Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Miller Value Partners Appreciation ETF | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small and Medium Capitalization Company Risk. The Fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio manager believes appropriate and may offer greater potential for losses.

Miller Value Partners Appreciation ETF | Borrowing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Borrowing Risk. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. The Fund’s borrowing will be subject to interest expense and other fees, which reduces the Fund’s returns. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Miller Value Partners Appreciation ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund’s use of borrowing for investment purposes results in leverage to create opportunities for greater total returns. Any investment income or gains earned with respect to the amounts borrowed that are in excess of the interest that is due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares may decrease more quickly than would otherwise be the case. Interest payments and fees incurred in connection with such borrowings will reduce the Fund’s returns.

Miller Value Partners Appreciation ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to net asset Value (“NAV”), the bid-ask spread could widen, and shares could face trading halts and/or delisting.
Costs of Buying or Selling Shares. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.
Trading. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market will be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Miller Value Partners Appreciation ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to net asset Value (“NAV”), the bid-ask spread could widen, and shares could face trading halts and/or delisting.
Miller Value Partners Appreciation ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Miller Value Partners Appreciation ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.
Miller Value Partners Appreciation ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market will be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Miller Value Partners Appreciation ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Advisor’s success or failure to implement the investment strategies for the Fund.
Miller Value Partners Appreciation ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rates, and political events affect the markets. Periods of market volatility may occur in response to local, regional, and global market events and other economic, political, and global macro factors (for example, a global pandemic, government deficits and debt, military conflicts, inflation, tariffs, sanctions, and recessions). These and other events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Miller Value Partners Appreciation ETF | Foreign Investments And Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investments and Emerging Markets Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities.
The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.
Miller Value Partners Appreciation ETF | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.
Miller Value Partners Appreciation ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and Financial Intermediaries) to suffer data breaches, data corruption or lose operational functionality.
Miller Value Partners Appreciation ETF | Limited Operating History Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Operating History Risk. The Fund is recently organized and has a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Miller Value Partners Appreciation ETF | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Miller Value Partners Appreciation ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Miller Value Partners Appreciation ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Miller Value Partners Appreciation ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests in a greater number of issuers. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Miller Value Partners Leverage ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The securities markets are volatile and the market prices of equity securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. The value of a particular security may decline due to factors that affect a particular industry or industries, such as an increase in production costs, competitive conditions or labor shortages; or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Miller Value Partners Leverage ETF | Large Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Company Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Miller Value Partners Leverage ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. During periods when the Fund is in a leveraged position, the Fund obtains investment exposure in excess of its net assets by utilizing leverage (through investment in one or more Leveraged ETFs) and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. During such periods, an investment in the Fund is exposed to the risk that a decline in the daily performance of the Index will be magnified. Assuming that a Leveraged ETF is meeting its investment objective, an investment by the Fund in the Leveraged ETF should decline in value by 2% for every 1% daily decline in the value of the Index, not including the costs of financing leverage and other operating expenses of the Leveraged ETF, which would further reduce its value. The Fund could theoretically lose an amount equal to its net assets in the event the Fund has invested all of its net assets in a Leveraged ETF and the value of the Index declines more than 50% in a single trading day (i.e., 100% loss). When the Advisor’s leverage signal is on, the market still may decline, in which case, the Fund could incur substantial losses. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Index.
Miller Value Partners Leverage ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.
Costs of Buying or Selling Shares. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.
Trading. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market will be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.
In addition, because the Fund invests in Underlying ETFs, the Fund is subject to the same risks as those Underlying ETFs.
Miller Value Partners Leverage ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.
Miller Value Partners Leverage ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Miller Value Partners Leverage ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.
Miller Value Partners Leverage ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market will be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.
Miller Value Partners Leverage ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund. If the Advisor’s signals indicate a leveraged position, the market may still decline, and the Fund will underperform the index. The Fund may miss opportunities to leverage its exposure when the market is rising and conversely may be in a leveraged position when markets are declining. If the leverage signal triggers, but the market nevertheless declines, then the Fund may experience losses attributable to being leveraged during a market decline.
Miller Value Partners Leverage ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.Factors such as economic growth and market conditions, interest rates, and political events affect the markets. Periods of market volatility may occur in response to local, regional, or global market events and other economic, political, and global macro factors (for example, a global pandemic, government deficits and debt , military conflicts, inflation, tariffs, sanctions, and recessions). These and other events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Miller Value Partners Leverage ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and Financial Intermediaries) to suffer data breaches, data corruption or lose operational functionality.
Miller Value Partners Leverage ETF | Limited Operating History Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Operating History Risk. The Fund is recently organized and has a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Miller Value Partners Leverage ETF | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.
Miller Value Partners Leverage ETF | Leveraged ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leveraged ETF Risk. During periods when the Fund is in a leveraged position, the Fund invests in one or more Leveraged ETFs. The Leveraged ETFs in which the Fund invests seek investment results that correspond to two times the performance of the Index on a daily basis and rely, often extensively, on derivatives to achieve their objectives. Thus, the Fund will be indirectly exposed to derivatives risk through its investments in these Leveraged ETFs. Further, investments in Leveraged ETFs are subject to the risk that the performance of the ETF will not correlate with the underlying index as intended. The Fund invests in Leveraged ETFs that “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis.
Leveraged ETFs have a single day investment objective, and the performance of a Leveraged ETF for any other period is the result of its return for each day compounded over the period. The performance of a Leveraged ETF for periods longer than a single day will very likely differ in amount, and possibly even direction, from 200% of the daily return of the Leveraged ETF’s underlying index (i.e., the S&P 500 Index) for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a Leveraged ETF. This effect becomes more pronounced the longer a Leveraged ETF is held as an investment and/or as the volatility of the Leveraged ETF’s underlying index increases. Due to the effect of compounding, a Leveraged ETF’s performance over longer periods of time can differ significantly from the performance of its underlying index or benchmark during the same period of time. The Fund expects that it may be invested in a Leveraged ETF for periods greater than one day when the Advisor’s trading signals so indicate. As a result, the Fund will be subject to the risks of compounding that affect investments in Leveraged ETFs, and the Fund’s returns during such a period are consequently expected to differ from 200% of the daily return of the Leveraged ETF. For periods longer than a single day, the Fund will lose money if the Underlying ETF's performance is flat, and it is possible that the Fund will lose money even if the value of the Index rises. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment. Leveraged ETFs are also subject to the risks presented by traditional ETFs (see “ETF Risks” above).
Compounding Risk. The Fund’s investments in Leveraged ETFs are subject to compounding risk. Compounding affects all investments but has a more significant impact on Leveraged ETFs because they are leveraged and rebalance daily. For a Leveraged ETF, if adverse daily performance of the index or other benchmark that it tracks reduces the amount of a Leveraged ETF shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the index or other benchmark that the Leveraged ETF tracks increase the amount of a Leveraged ETF shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the Leveraged ETF shareholder’s investment has increased. The effect of compounding becomes more pronounced as the volatility of the relevant index or other benchmark that the Leveraged ETF tracks and the Fund’s holding period increase. Compounding will impact the Fund differently depending on the length of the period that the Fund invests in a Leveraged ETF and the volatility of the target index or other benchmark that the Leveraged ETF tracks during the period of the Fund’s investment.
The chart below provides examples of how equity market volatility could affect the Fund’s performance when the Fund is in a leveraged position. The chart assumes that the Fund is in a leveraged position and held a single Leveraged ETF for the entire period. The chart illustrates the impact of two factors that would affect the Fund’s performance in that case (which would mirror the performance of the Leveraged ETF) – volatility of the Index and returns of the Index. Index returns show the percentage change in the value of the Index over the specified time period, while Index volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Index’s return over two equal time periods is identical, different equity market volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different performance for the Leveraged ETF (and therefore, drastically different Fund performance) for the two time periods because of the effects of compounding daily returns during the time periods.
Fund performance when the Fund is in a leveraged position for periods greater than one single day can be estimated given any set of assumptions for the following factors: (a) Index volatility; (b) Index performance; (c) period of time; (d) financing rates associated with leveraged exposure; (e) other Fund expenses; and (f) dividends or interest paid with respect to portfolio securities held by the Leveraged ETF. The chart below shows estimated Leveraged ETF returns for several combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the portfolio securities included in the Index; (ii) there were no Leveraged ETF expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Leveraged ETF expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher equity market volatility, compounding will cause results for periods longer than a trading day to vary from two times (2X) the performance of the Index.
As shown in the chart below, if the Fund held a single Leveraged ETF (and remained in a leveraged position) for a full year, the Fund would be expected to lose -6.1% if the Index provided no return over the one-year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period widens to approximately -43.0%. At higher rates of volatility, there is a chance of a significant loss of value in the Leveraged ETF held by the Fund, even if the Index’s return is flat. For instance, if the Index’s annualized volatility is 100%, the Leveraged ETF would be expected to lose -63.2% of its value, even if the cumulative Index return for the year was 0%. The volatility of exchange-traded securities or instruments that reflect the value of the Index may differ from the volatility of the Index.
Areas shaded dark gray represent those scenarios where the Leveraged ETF held by the Fund can be expected to return less than two times (2X) the performance of the Index and those shaded light gray represent those scenarios where the Leveraged ETF can be expected to return more than two times (2X) the performance of the Index. The Leveraged ETF’s actual returns may be significantly better or worse than the returns shown below because of any of the factors discussed above or in “Correlation Risk,” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Correlation Risk. A number of factors may affect a Leveraged ETF’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that a Leveraged ETF will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Leveraged ETF from achieving its investment objective, and the percentage change of the Leveraged ETF’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of the Index on such day.
In order to achieve a high degree of correlation with the Index, a Leveraged ETF seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or over-exposed to the Index may prevent a Leveraged ETF from achieving a high degree of correlation with the Index and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Leveraged ETF invests, and other factors will adversely affect a Leveraged ETF’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Index movements, including intraday movements. Because of this, it is unlikely that a Leveraged ETF will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index is volatile, particularly when the Index is volatile at or near the close of the trading day.
A number of other factors may also adversely affect a Leveraged ETF’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Leveraged ETF invests. A Leveraged ETF may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Leveraged ETF’s correlation with the Index. A Leveraged ETF may also be subject to large movements of assets into and out of the Leveraged ETF, potentially resulting in the Leveraged ETF being under- or overexposed to the Index. Additionally, a Leveraged ETF’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Leveraged ETF, which may cause a difference between the changes in the daily performance of the Leveraged ETF and changes in the performance of the Index. Any of these factors could decrease correlation between the performance of a Leveraged ETF and the Index and may hinder the Leveraged ETF’s ability to meet its daily investment objective on or around that day.
Rebalancing Risk. If for any reason a Leveraged ETF is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Leveraged ETF’s investment exposure may not be consistent with the Leveraged ETF’s investment objective. In these instances, the Leveraged ETF may have investment exposure to the Index that is significantly greater or less than its stated multiple. As a result, a Leveraged ETF may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.
Miller Value Partners Leverage ETF | Leveraged ETF Risk, Compounding Risk Member
Prospectus [Line Items]
Risk [Text Block]
Compounding Risk. The Fund’s investments in Leveraged ETFs are subject to compounding risk. Compounding affects all investments but has a more significant impact on Leveraged ETFs because they are leveraged and rebalance daily. For a Leveraged ETF, if adverse daily performance of the index or other benchmark that it tracks reduces the amount of a Leveraged ETF shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the index or other benchmark that the Leveraged ETF tracks increase the amount of a Leveraged ETF shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the Leveraged ETF shareholder’s investment has increased. The effect of compounding becomes more pronounced as the volatility of the relevant index or other benchmark that the Leveraged ETF tracks and the Fund’s holding period increase. Compounding will impact the Fund differently depending on the length of the period that the Fund invests in a Leveraged ETF and the volatility of the target index or other benchmark that the Leveraged ETF tracks during the period of the Fund’s investment.
The chart below provides examples of how equity market volatility could affect the Fund’s performance when the Fund is in a leveraged position. The chart assumes that the Fund is in a leveraged position and held a single Leveraged ETF for the entire period. The chart illustrates the impact of two factors that would affect the Fund’s performance in that case (which would mirror the performance of the Leveraged ETF) – volatility of the Index and returns of the Index. Index returns show the percentage change in the value of the Index over the specified time period, while Index volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Index’s return over two equal time periods is identical, different equity market volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different performance for the Leveraged ETF (and therefore, drastically different Fund performance) for the two time periods because of the effects of compounding daily returns during the time periods.
Fund performance when the Fund is in a leveraged position for periods greater than one single day can be estimated given any set of assumptions for the following factors: (a) Index volatility; (b) Index performance; (c) period of time; (d) financing rates associated with leveraged exposure; (e) other Fund expenses; and (f) dividends or interest paid with respect to portfolio securities held by the Leveraged ETF. The chart below shows estimated Leveraged ETF returns for several combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the portfolio securities included in the Index; (ii) there were no Leveraged ETF expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Leveraged ETF expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher equity market volatility, compounding will cause results for periods longer than a trading day to vary from two times (2X) the performance of the Index.
As shown in the chart below, if the Fund held a single Leveraged ETF (and remained in a leveraged position) for a full year, the Fund would be expected to lose -6.1% if the Index provided no return over the one-year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period widens to approximately -43.0%. At higher rates of volatility, there is a chance of a significant loss of value in the Leveraged ETF held by the Fund, even if the Index’s return is flat. For instance, if the Index’s annualized volatility is 100%, the Leveraged ETF would be expected to lose -63.2% of its value, even if the cumulative Index return for the year was 0%. The volatility of exchange-traded securities or instruments that reflect the value of the Index may differ from the volatility of the Index.
Areas shaded dark gray represent those scenarios where the Leveraged ETF held by the Fund can be expected to return less than two times (2X) the performance of the Index and those shaded light gray represent those scenarios where the Leveraged ETF can be expected to return more than two times (2X) the performance of the Index. The Leveraged ETF’s actual returns may be significantly better or worse than the returns shown below because of any of the factors discussed above or in “Correlation Risk,” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Miller Value Partners Leverage ETF | Leveraged ETF Risk, Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk. A number of factors may affect a Leveraged ETF’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that a Leveraged ETF will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Leveraged ETF from achieving its investment objective, and the percentage change of the Leveraged ETF’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of the Index on such day.
In order to achieve a high degree of correlation with the Index, a Leveraged ETF seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or over-exposed to the Index may prevent a Leveraged ETF from achieving a high degree of correlation with the Index and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Leveraged ETF invests, and other factors will adversely affect a Leveraged ETF’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Index movements, including intraday movements. Because of this, it is unlikely that a Leveraged ETF will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index is volatile, particularly when the Index is volatile at or near the close of the trading day.
A number of other factors may also adversely affect a Leveraged ETF’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Leveraged ETF invests. A Leveraged ETF may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Leveraged ETF’s correlation with the Index. A Leveraged ETF may also be subject to large movements of assets into and out of the Leveraged ETF, potentially resulting in the Leveraged ETF being under- or overexposed to the Index. Additionally, a Leveraged ETF’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Leveraged ETF, which may cause a difference between the changes in the daily performance of the Leveraged ETF and changes in the performance of the Index. Any of these factors could decrease correlation between the performance of a Leveraged ETF and the Index and may hinder the Leveraged ETF’s ability to meet its daily investment objective on or around that day.
Miller Value Partners Leverage ETF | Leveraged ETF Risk, Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Rebalancing Risk. If for any reason a Leveraged ETF is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Leveraged ETF’s investment exposure may not be consistent with the Leveraged ETF’s investment objective. In these instances, the Leveraged ETF may have investment exposure to the Index that is significantly greater or less than its stated multiple. As a result, a Leveraged ETF may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.
Miller Value Partners Leverage ETF | Underlying ETF Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying ETF Investment Risk. When the Fund invests in an Underlying ETF, it will bear additional expenses based on its pro rata share of the Underlying ETF’s operating expenses, including its management fees. The risk of owning an Underlying ETF generally reflects the risks of owning the underlying securities that the Underlying ETF holds as well as the risks associated with the structure and operation of an ETF described below. The Fund also will incur brokerage costs when it purchases Underlying ETFs. The shares of an Underlying ETF trade on an exchange and may trade below their NAV or at a discount, which may adversely affect the Fund’s performance.
Miller Value Partners Leverage ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. To the extent Index invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. Through its investments in Underlying ETFs, the Fund's exposure to a sector will mirror that of the Index.
Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Miller Value Partners Leverage ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Miller Value Partners Leverage ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund is indirectly exposed to derivatives risk through its investments in Leveraged ETFs. Derivatives are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds, funds (including ETFs), interest rates or indexes. Leveraged ETFs invest in derivatives (for Leveraged ETF, primarily swaps and futures contracts) as a substitute for investing directly in securities in order to seek returns for a single day that are leveraged (2x) to the returns of the Index for that day. Investing in derivatives may be considered aggressive and may expose a Leveraged ETF to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. These risks include counterparty risk, liquidity risk and increased correlation risk. When a Leveraged ETF uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the Index) and the derivative, which may prevent the Leveraged ETF from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the Leveraged ETF to losses in excess of those amounts initially invested. The Leveraged ETF may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent a Leveraged ETF invests in swaps that use an ETF as the reference asset, the Leveraged ETF may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Leveraged ETF only used swaps on the Index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Leveraged ETF’s net assets, the terms of a swap agreement between the Leveraged ETF and its counterparty may permit the counterparty to immediately close out the transaction with the Leveraged ETF. In that event, the Leveraged ETF may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Leveraged ETF’s investment objective. This, in turn, may prevent the Leveraged ETF from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in a Leveraged ETF may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering a Leveraged ETF’s return.
Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. A Leveraged ETF will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Leveraged ETF. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Leveraged ETF is insufficient or there are delays in the Leveraged ETF’s ability to access such collateral, the value of an investment in the Leveraged ETF may decline.
Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether a Leveraged ETF will be successful in using swap agreements to achieve its investment goal depends on the ability of its investment advisor to structure such swap agreements in accordance with the Leveraged ETF’s investment objective and to identify counterparties for those swap agreements. If the investment advisor is unable to enter into swap agreements that provide leveraged exposure to the Index, the Leveraged ETF may not meet its stated investment objective. The swap agreements in which the Leveraged ETFs invest are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. If the Index has a dramatic move that causes a material decline in the Leveraged ETF’s net assets, the terms of a swap agreement between the Leveraged ETF and its counterparty may permit the counterparty to immediately close out the swap transaction with the Leveraged ETF. In that event, the Leveraged ETF may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Leveraged ETF’s investment objective.
Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Leveraged ETF to make daily cash payments to maintain its required margin, particularly at times when the Leveraged ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.
Miller Value Partners Leverage ETF | Derivatives Risk, Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. A Leveraged ETF will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Leveraged ETF. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Leveraged ETF is insufficient or there are delays in the Leveraged ETF’s ability to access such collateral, the value of an investment in the Leveraged ETF may decline.
Miller Value Partners Leverage ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether a Leveraged ETF will be successful in using swap agreements to achieve its investment goal depends on the ability of its investment advisor to structure such swap agreements in accordance with the Leveraged ETF’s investment objective and to identify counterparties for those swap agreements. If the investment advisor is unable to enter into swap agreements that provide leveraged exposure to the Index, the Leveraged ETF may not meet its stated investment objective. The swap agreements in which the Leveraged ETFs invest are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. If the Index has a dramatic move that causes a material decline in the Leveraged ETF’s net assets, the terms of a swap agreement between the Leveraged ETF and its counterparty may permit the counterparty to immediately close out the swap transaction with the Leveraged ETF. In that event, the Leveraged ETF may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Leveraged ETF’s investment objective.
Miller Value Partners Leverage ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Leveraged ETF to make daily cash payments to maintain its required margin, particularly at times when the Leveraged ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.
Miller Value Partners Leverage ETF | Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk. Although shares of the Underlying ETFs are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading of shares in an Underlying ETF may, in turn, result in a halt in the trading in the Fund’s shares. Trading in an Underlying ETF on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in an Underlying ETF’s shares inadvisable. In addition, trading in an Underlying ETF’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.
Miller Value Partners Leverage ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Miller Value Partners Leverage ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.